Property and Equipment, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation, amortization and depletion of property and equipment	$ 970.6	$ 906.9	$ 877.4
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, amortization and depletion of property and equipment	$ 898.7	$ 838.5	$ 806.7